Non-current receivables - Schedule of Non-Current Receivables by Contractual Maturity Date (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 71,083	$ 38,658	[1]
Within two years
Disclosure of detailed information about financial instruments [line items]
Receivables	1,959	7,206
Between two and three years
Disclosure of detailed information about financial instruments [line items]
Receivables	2,076	0
Between three and four years
Disclosure of detailed information about financial instruments [line items]
Receivables	2,278	725
Between four and five years
Disclosure of detailed information about financial instruments [line items]
Receivables	38,754	541
More than five years
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 26,016	$ 30,186

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.